Exhibit 99.1

GM Financial Consumer Automobile Receivables Trust 2021-4

Class A-1 0.09375 % Asset Backed Notes

Class A-2 0.28 % Asset Backed Notes

Class A-3 0.68 % Asset Backed Notes

Class A-4 0.99 % Asset Backed Notes

Class B 1.25 % Asset Backed Notes

Class C 1.37 % Asset Backed Notes

Class D 0.00 % Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among GM Financial Consumer Automobile Receivables Trust 2021-4, as Issuer, GM Financial, as Servicer, AFS SenSub Corp., as Seller, and The Bank Of New York Mellon., as the Trust Collateral Agent, dated as of October 21, 2021. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	09/01/2024
Monthly Period Ending:	09/30/2024
Prev. Distribution/Close Date:	09/16/2024
Distribution Date:	10/16/2024
Days of Interest for Period:	30
Days in Collection Period:	30
Transaction Month:	36

				Original	Original Adjusted
Purchases	Units	Start Date	Closing Date	Pool Balance	Pool Balance
Initial Purchase	41,537	09/14/2021	10/21/2021	$1,294,931,938	$1,269,336,889

Total	41,537			$1,294,931,938	$1,269,336,889

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1}	Beginning of period Aggregate Principal Balance			{1}	$333,882,941

	Monthly Principal Amounts

	{2}	Collections on Receivables outstanding at end of period	{2}	12,258,701
	{3}	Collections on Receivables paid off during period	{3}	5,057,539
	{4}	Receivables becoming Liquidated Receivables during period	{4}	376,332
	{5}	Receivables becoming Purchased Receivables during period	{5}	0
	{6}	Other Receivables adjustments	{6}	0

	{7}	Total Monthly Principal Amounts		{7}	17,692,572

{8}	End of period Aggregate Principal Balance			{8}	$316,190,369

{9}	Pool Factor			{9}	24.4175280%

MONTHLY AGGREGATE ADJUSTED PRINCIPAL BALANCE CALCULATION:

{10}	Beginning of period Aggregate Principal Balance		{10}	333,882,941
{11}	Beginning of period Yield Supplement Overcollateralization Amount		{11}	3,790,064
	{12}	Beginning of period Aggregate Adjusted Principal Balance		{12}	$330,092,877

{13}	End of period Aggregate Principal Balance		{13}	316,190,369
{14}	End of period Yield Supplement Overcollateralization Amount		{14}	3,492,462
	{15}	End of period Aggregate Adjusted Principal Balance		{15}	$312,697,907

{16}	Reduction in Aggregate Adjusted Principal Balance			{16}	17,394,970

MONTHLY PERIOD NOTE BALANCE CALCULATION:

			Class A-1	Class A-2	Class A-3	Class A-4
{17}	Original Note Balance	{17}	$230,000,000	$427,500,000	$427,500,000	$110,110,000

{18}	Beginning of period Note Balance	{18}	$0	$0	$139,386,140	$110,110,000

{19}	Priority Principal Amount	{19}	0	0	0	0
{20}	Noteholder’s Principal Distributable Amount	{20}	0	0	17,394,970	0

{21}	End of period Note Balance	{21}	$0	$0	$121,991,170	$110,110,000

{22}	Note Pool Factors	{22}	0.0000000%	0.0000000%	28.5359462%	100.0000000%

			Class B	Class C	Class D	TOTAL
			$20,310,000	$19,030,000	$15,870,000	$1,250,320,000

{23}	Beginning of period Note Balance	{23}	$20,310,000	$19,030,000	$15,870,000	$304,706,140

{24}	Priority Principal Amount	{24}	0	0	0	0
{25}	Noteholder’s Principal Distributable Amount	{25}	0	0	0	17,394,970

{26}	End of period Note Balance	{26}	$20,310,000	$19,030,000	$15,870,000	$287,311,170

{27}	Note Pool Factors	{27}	100.0000000%	100.0000000%	100.0000000%	22.9790110%

CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

		Beginning	Interest	Interest			Calculated
	Class	Note Balance	Carryover	Rate	Days	Days Basis	Interest
{28}	Class A - 1	$0	0	0.09375%	30	Actual days/360	$0
{29}	Class A - 2	$0	0	0.28000%	30	30/360	0
{30}	Class A - 3	$139,386,140	0	0.68000%	30	30/360	78,986
{31}	Class A - 4	$110,110,000	0	0.99000%	30	30/360	90,841
{32}	Class B	$20,310,000	0	1.25000%	30	30/360	21,157
{33}	Class C	$19,030,000	0	1.37000%	30	30/360	21,726
{34}	Class D	$15,870,000	0	0.00000%	30	30/360	0

RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
{35}	Principal Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{35}	17,316,240
{36}	Interest Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{36}	984,052
{37}	Liquidation Proceeds collected during period (net of Fees)	{37}	175,767
{38}	Purchase Amounts or amounts from Servicer deposited in Collection Account	{38}	0
{39}	Investment Earnings - Collection Account	{39}	63,228
{40}	Accel. of Notes pursuant to Section 5.2 of the Indenture, the amount of money or property collected pursuant to Section 5.3 of the Indenture.	{40}	0
{41}	From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal	{41}	11,767
{42}	Collection of Supplemental Servicing - Extension Fees	{42}	8,207
{43}	Collection of Supplemental Servicing - Repo and Recovery Fees Netted from Gross Liquidation Proceeds	{43}	10,755
{44}	Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance	{44}	15,882
{45}	Total Available Funds	{45}		18,585,898

Distributions:
{46}	Base Servicing Fee	{46}	278,236
{47}	Repo and Recovery Fees - reimbursed to Servicer	{47}	10,755
{48}	Bank Service Charges - reimbursed to Servicer	{48}	0
{49}	Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer	{49}	15,882
{50}	Trustee and Trust Collateral Agent Fees	{50}	417
{51}	Asset Representations Reviewer Fee	{51}	0
{52}	Owner Trustee Fee	{52}	208
{53}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{53}	0
{54}	Class A-2 Noteholders’ Interest Distributable Amount pari passu	{54}	0
{55}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{55}	78,986
{56}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{56}	90,841
{57}	First Priority Principal Distribution Amount	{57}	0
{58}	Class B Noteholders’ Interest Distributable Amount	{58}	21,157
{59}	Second Priority Principal Distribution Amount	{59}	0
{60}	Class C Noteholders’ Interest Distributable Amount	{60}	21,726
{61}	Third Priority Principal Distribution Amount	{61}	0
{62}	Class D Noteholders’ Interest Distributable Amount	{62}	0
{63}	Fourth Priority Principal Distribution Amount	{63}	0
{64}	To the Reserve Account, the Reserve Account Deposit Amount	{64}	0
{65}	To the Noteholders, Noteholder’s Principal Distributable Amount (as calculated below)	{65}	17,394,970
{66}	Add’l fees (Trustee, Owner Trustee, Trust Collateral Agent, Asset Representations Reviewer)	{66}	0
{67}	To the Certificateholders, the aggregate amount remaining	{67}	672,720
{68}	Total Distributions	{68}		$18,585,898

CALCULATION OF PRIORITY PRINCIPAL DISTRIBUTION:

		(X)	(Y)		Priority
		Cumulative	Adjusted Pool	Excess of	Principal
	Class	Note Balance	Balance	(X) - (Y)	Distribution
{69}	First Priority	$249,496,140	$312,697,907	$0	$0
{70}	Second Priority	269,806,140	312,697,907	0	0
{71}	Third Priority	288,836,140	312,697,907	0	0
{72}	Fourth Priority	304,706,140	312,697,907	0	0

CALCULATION OF NOTEHOLDERS’ PRINCIPAL DISTRIBUTABLE AMOUNT:

{73}	Excess Total Available Funds			{73}	18,067,690

{74}	Beginning Note Balance	{74}	304,706,140
{75}	Principal payments	{75}	0
{76}	Pro Forma Note Balance		{76}	304,706,140

{77}	Adjusted Pool Balance	{77}	312,697,907
{78}	2% of Original Adjusted Pool Balance ($25,386,737)	{78}	25,386,737
{79}	Required Pro Forma Note Balance {77} minus {78}		{79}	287,311,170

{80}	Excess of Pro Forma Note Balance over Required Pro Forma Balance {76} minus {79}			{80}	17,394,970

{81}	Noteholder’s Principal Distributable Amount (Lesser of {73} and {80})				{81}	$17,394,970

RECONCILIATION OF RESERVE ACCOUNT:

				Current
{82}	Specified Reserve Balance			$3,173,342

{83}	Beginning of period Reserve Account balance	{83}		$3,173,342

{84}	The Reserve Account Deposit, from Collection Account	{84}	0
{85}	Investment Earnings	{85}	11,767
{86}	Investment Earnings - transferred to Collection Account Available Funds	{86}	(11,767)
{87}	Reserve Account Withdrawal Amount	{87}	0

{88}	End of period Reserve Account balance	{88}		$3,173,342

CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{89}	Aggregate Principal Balance	{89}	$316,190,369
{90}	End of Period Note Balance	{90}	287,311,170
{91}	Overcollateralization	{91}	28,879,199
{92}	Overcollateralization %	{92}		9.13%

CALCULATION OF TOTAL OVERCOLLATERALIZATION (ADJUSTED PRINCIPAL BALANCE):

{93}	Aggregate Adjusted Principal Balance	{93}	$312,697,907
{94}	End of Period Note Balance	{94}	287,311,170
{95}	Overcollateralization	{95}	25,386,737
{96}	Overcollateralization %	{96}		8.12%

MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

			Cumulative	Monthly
{97}	Original Number of Receivables	{97}	41,537
{98}	Beginning of period number of Receivables	{98}	0	22,784
{99}	Number of Receivables becoming Liquidated Receivables during period	{99}	422	18
{100}	Number of Receivables becoming Purchased Receivables during period	{100}	24	0
{101}	Number of Receivables paid off during period	{101}	18,776	451
{102}	End of period number of Receivables	{102}	22,315	22,315

STATISTICAL DATA: (CURRENT AND HISTORICAL):

			Original	Prev. Month	Current
{103}	Weighted Average APR of the Receivables	{103}	3.75%	3.52%	3.52%
{104}	Weighted Average Remaining Term of the Receivables	{104}	64.00	30.17	29.27
{105}	Weighted Average Original Term of Receivables	{105}	71.00	71.00	71.00
{106}	Average Receivable Balance	{106}	$31,175	$14,654	$14,169
{107}	Net Losses in Period	{107}	$0	$98,983	$200,565
{108}	Aggregate Realized Losses	{108}	$0	$3,297,803	$3,498,368
{109}	Aggregate Realized Loss Percentage	{109}		0.254%	0.270%
{110}	ABS Prepay Speed	{110}		1.0535	1.1340

DELINQUENCY:

Receivables with Scheduled Payment delinquent			Units	Dollars	Percentage
{111}	31-60 days	{111}	230	$4,079,347	1.29%
{112}	61-90 days	{112}	51	967,820	0.31%
{113}	91-120 days	{113}	11	210,493	0.07%
{114}	Total	{114}	292	$5,257,660	1.67%

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER:

			Dollars	Percentage
{115}	Receivables with Scheduled Payment delinquent 61 days or more	{115}	$1,178,313	0.37%

{116}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.80%)	{116}		Yes

EXTENSIONS:

{117}	Principal Balance of Receivables extended during current period	{117}	$1,492,918
{118}	Beginning of Period Aggregate Principal Balance	{118}	333,882,941
{119}	Extension Rate {117} divided by {118}	{119}		0.45%

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting
Date:	October 10, 2024